Warrant Liability - Summary of Warrant Liability (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of Warrants, Opening Balance	13,901,859	4,933,231
Number of Warrants, exercised	(1,018,506)	(6,500)
Number of Warrants, expired	(135,824)
Number of Warrants, Ending Balance	21,203,411	13,901,859
Warrant liability, Opening Balance	$ 11,250,167	$ 17,849,460
Warrant liability, exercised	(3,742,824)	(28,949)
Warrant liability, expired	0	0
Warrant liability, Foreign exhange adjustment during the year	17,687	(984,462)
Warrant liability, Fair value adjustment during the year	(19,800,645)	(17,095,220)
Warrant liability, Ending Balance	$ 3,621,444	$ 11,250,167
Issue of warrants expiring, April 10, 2023 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring		1,295,554
Warrant liability, expiring		$ 5,212,087
Issue of warrants expiring, August 10, 2023 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring		7,679,574
Warrant liability, expiring		$ 6,297,251
Issue of warrants expiring, March 21, 2024 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring	8,455,882
Warrant liability, expiring	$ 15,897,059